Financial risk management - Credit risk (Details) - CREDIT RISK EXPOSURE - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
CREDIT RISK EXPOSURE
Maximum exposure to credit risk	$ 214.9	$ 507.9
Cash and cash equivalents
CREDIT RISK EXPOSURE
Maximum exposure to credit risk	200.8	481.5
Trade and other receivables
CREDIT RISK EXPOSURE
Maximum exposure to credit risk	$ 14.1	$ 26.4